Details of Significant Accounts - Revenue, alternative disaggregation of revenue and contract assets, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
AR/AI cloud solutions	$ 8,695	$ 8,549